STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 14, 2022	Nov. 14, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued	1,000	1,000
Shares Outstanding					93,417,302
Reduction of Paid-in Capital					$ 579,000
Equity description					his reduction was caused by an $89,999 impact of issuing new shares, a $10,000 impact form the cancelation of preferred shares and finally the $500,000 cost of the Company’s purchase of AGSS, formally Heath Revenue Assurance Holdings, Inc.
Related party receivables						$ 105,000
Owner draws (pre-merger)					$ 473,238	62,824
Net Income (Loss) Attributable to Parent			$ 442,996	$ 143,425	$ 428,458	$ (94,115)
Ameriguard Security Services [Member]
Number of shares issued							90,000,000
Number of shares exchanged							1,000
Increase in common shares outstanding							89,999,000
Conversion of shares							675,000